LEASES	9 Months Ended	12 Months Ended
	Dec. 31, 2021	Mar. 31, 2021
Leases
LEASES

Leases

The Company is a lessee in lease agreements for office space. Certain of the Company’s leases contain provisions that provide for one or more options to renew at the Company’s sole discretion. The Company’s leases are comprised of fixed lease payments, with its real estate leases including lease payments subject to a rate or index which may be variable. Certain real estate leases also include executory costs such as common area maintenance (non-lease component). As a practical expedient permitted under Accounting Standards Codification “ASC” 842, the Company has elected to account for the lease and non-lease components as a single lease component. Lease payments, which may include lease components and non-lease components, are included in the measurement of the Company’s lease liabilities to the extent that such payments are either fixed amounts or variable lease amounts based on a rate or index (fixed in substance) as stipulated in the lease contract.

None of the Company’s lease agreements contain any residual value guarantees or material restrictive covenants. As a result of the Company’s election of the package of practical expedients permitted within ASC 842, which among other things, allows for the carryforward of historical lease classification, all of the Company’s lease agreements in existence at the date of adoption that were classified as operating leases under ASC 840 have been classified as operating leases under ASC 842. Lease expense for payments related to the Company’s operating leases is recognized on a straight-line basis over the related lease term, which includes options to extend or terminate the lease when it is reasonably certain that the Company will exercise that option.

Right-of-use assets represent the Company’s right to use an underlying asset during the lease term and lease liabilities represent the Company’s obligation to make lease payments as specified in the lease. Right-of-use assets and lease liabilities related to the Company’s operating leases are recognized at the lease commencement date based on the present value of the remaining lease payments over the lease term and amounted to approximately $485,000 at the date of adoption. When the Company’s leases do not provide an implicit rate, the Company uses its incremental borrowing rate based on the information available surrounding the Company’s borrowing rates at the lease commencement date in determining the present value of lease payments. The right-of use asset also includes any lease payments made at or before lease commencement less any lease incentives. As of December 31, 2021, the Company had right-of-use assets of $43,965 and lease liabilities of $43,965 related to its operating leases. Right-of-use assets are included in property and equipment, net, on the condensed consolidated balance sheet and lease liabilities related to the Company’s operating leases are included in short-term and long-term lease liability on the condensed consolidated balance sheet. As of December 31, 2021 the Company’s weighted-average remaining lease term and weighted-average discount rate related to its operating leases were .25 years and 6.0%, respectively. During the nine months ended December 31, 2021, the cash paid for amounts included in the measurement of lease liabilities related to the Company’s operating leases was $128,600, which is included as an operating cash outflow within the condensed consolidated statements of cash flows. On November 1, 2021 the Company signed a one year extension for an operating lease for premises to commence March 1, 2022. During the nine months ended December 31, 2021 there were no newly leased assets for which a right-of use asset was recorded in exchange for a new lease liability.

The future minimum payments under operating leases were as follows at December 31, 2021 for the fiscal year ending March 31, 2022:

2022		$44,329
Total operating lease payments		$44,329
Less: amounts representing interest		(364)
Present value of net operating lease payments	$
Less: current portion		43,965
Long-term portion of operating lease obligations		$—

NOTE F – LEASES

The Company is a lessee in lease agreements for office space. Certain of the Company’s leases contain provisions that provide for one or more options to renew at the Company’s sole discretion. The Company’s leases are comprised of fixed lease payments, with its real estate leases including lease payments subject to a rate or index which may be variable. Certain real estate leases also include executory costs such as common area maintenance (non-lease component). As a practical expedient permitted under ASC 842, the Company has elected to account for the lease and non-lease components as a single lease component. Lease payments, which may include lease components and non-lease components, are included in the measurement of the Company’s lease liabilities to the extent that such payments are either fixed amounts or variable lease amounts based on a rate or index (fixed in substance) as stipulated in the lease contract.

During January 2009, the Company entered into an operating lease for its office and warehouse location in Owings Mills, Maryland which was set to expire in March 2019. In October, 2018, we extended this operating lease to expire in April 2022. This lease is subject to increasing rentals at 2.5% per year. The Company renewed its operating lease through February 2022 for a 3,400 square foot office in Naperville, Illinois. Included are 3 one-year renewal options that are not included in the measurement of the lease term.

Our operating leases for real estate are generally renewable with terms and conditions similar to the original lease. Rent expense, including common area maintenance, totaled $239,557 and $208,734 for the years ended March 31, 2021 and 2020, respectively.  None of the Company’s lease agreements contain any residual value guarantees or material restrictive covenants. As a result of the Company’s election of the package of practical expedients permitted within ASC 842, which among other things, allows for the carryforward of historical lease classification, all of the Company’s lease agreements in existence at the date of adoption that were classified as operating leases under ASC 840 have been classified as operating leases under ASC 842. Lease expense for payments related to the Company’s operating leases is recognized on a straight-line basis over the related lease term, which includes options to extend or terminate the lease when it is reasonably certain that the Company will exercise that option.

Right-of-use assets represent the Company’s right to use an underlying asset during the lease term and lease liabilities represent the Company’s obligation to make lease payments as specified in the lease.  Right-of-use assets and lease liabilities related to the Company’s operating leases are recognized at the lease commencement date based on the present value of the remaining lease payments over the lease term and amounted to approximately $485,000 at the date of adoption. When the Company’s leases do not provide an implicit rate, the Company uses its incremental borrowing rate based on the information available surrounding the Company’s borrowing rates at the lease commencement date in determining the present value of lease payments. The right-of use asset also includes any lease payments made at or before lease commencement less any lease incentives. As of March 31, 2021, the Company had right-of-use assets of $171,122 and lease liabilities of $171,122 related to its operating leases.  Right-of-use assets are included in property and equipment, net, on the consolidated balance sheet and lease liabilities related to the Company’s operating leases are included in short-term and long-term lease liability on the consolidated balance sheet.  As of March 31, 2021 the Company’s weighted-average remaining lease term and weighted-average discount rate related to its operating leases is one year and 6.0%, respectively. During the fiscal year ended March 31, 2021, the cash paid for amounts included in the measurement of lease liabilities related to the Company’s operating leases was $173,622, which is included as an operating cash outflow within the consolidated statements of cash flows. During the fiscal year ended March 31, 2021, the operating lease costs related to the Company’s operating leases was $173,622 which is included in operating costs and expenses in the consolidated statements of operations.   During the fiscal years ended March 31, 2021 and 2020, the Company did not enter into any material lease agreements set to commence in the future and there were no newly leased assets for which a right-of use asset was recorded in exchange for a new lease liability, other than those lease assets recorded upon implementation. As of March 31, 2020, the Company had right-of-use assets of $329,698 and lease liabilities of $329,698 related to its operating leases. Right-of-use assets are included in property and equipment, net, on the consolidated balance sheet and lease liabilities related to the Company’s operating leases are included in short-term and long-term lease liability on the consolidated balance sheet. As of March 31, 2020 the Company’s weighted-average remaining lease term and weighted-average discount rate related to its operating leases were two years and 6.0%, respectively. During the fiscal year ended March 31, 2020, the cash paid for amounts included in the measurement of lease liabilities related to the Company’s operating leases was $160,605, which is included as an operating cash outflow within the consolidated statements of cash flows. During the fiscal year ended March 31, 2020, the operating lease costs related to the Company’s operating leases was $160,605 which is included in operating costs and expenses in the consolidated statements of operations.

The future minimum payments under operating leases were as follows at March 31, 2021:

2022	$175,792
2023	—
Total operating lease payments	$175,792
Less: amounts representing interest	(4,670)
Present value of net operating lease payments	$171,122
Less: current portion	—
Long-term portion of operating lease obligations	$171,122